Segment information - Information by Segment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue	[1]	$ 60,515	$ 55,665	$ 32,504	$ 116,181	$ 92,533
Other (losses) revenue		(340)	1,211	1,405
Operating segments
Disclosure of operating segments [line items]
Revenue		60,515	55,665	32,504	116,181	92,533
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Revenue		9,247	11,258	7,436	20,505	17,593
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue		1,794	1,351	558	3,145	1,449
Upstream | Operating segments
Disclosure of operating segments [line items]
Revenue		2,242	1,941	1,177	4,183	3,521
Upstream | Inter-segment
Disclosure of operating segments [line items]
Revenue		8,924	7,254	4,117	16,178	10,592
Oil Products | Operating segments
Disclosure of operating segments [line items]
Revenue		44,570	38,382	21,596	82,952	65,893
Oil Products | Inter-segment
Disclosure of operating segments [line items]
Revenue		3,017	2,457	1,082	5,473	2,933
Chemicals | Operating segments
Disclosure of operating segments [line items]
Revenue		4,444	4,070	2,283	8,514	5,504
Chemicals | Inter-segment
Disclosure of operating segments [line items]
Revenue		1,633	1,187	475	2,820	1,350
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenue		12	14	12	26	22
Corporate | Inter-segment
Disclosure of operating segments [line items]
Revenue		0	0	0	0	0
CCS Earnings
Disclosure of operating segments [line items]
CCS earnings		2,741	4,430	(18,343)	7,171	(15,490)
CCS Earnings | Integrated Gas
Disclosure of operating segments [line items]
CCS earnings		422	2,527	(7,959)	2,949	(6,147)
CCS Earnings | Upstream
Disclosure of operating segments [line items]
CCS earnings		2,415	1,096	(6,721)	3,511	(7,584)
CCS Earnings | Oil Products
Disclosure of operating segments [line items]
CCS earnings		33	650	(3,023)	682	(811)
CCS Earnings | Chemicals
Disclosure of operating segments [line items]
CCS earnings		462	689	164	1,152	311
CCS Earnings | Corporate
Disclosure of operating segments [line items]
CCS earnings		(592)	(531)	(805)	$ (1,124)	$ (1,258)
Sales contract
Disclosure of operating segments [line items]
Reversal of losses on purchase contracts		(374)	(385)	686
Purchase contract
Disclosure of operating segments [line items]
Reversal of gains on sales contracts		$ (434)	$ (465)	$ 507

[1]	See Note 2 “Segment information”.